DECHERT PRICE & RHOADS
1775 Eye Street, N.W.
Washington, D.C. 20006


May 4, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Pilgrim SmallCap Opportunities Fund
     (File Nos. 33-847 and 811-4434)
     Pilgrim Growth Opportunities Fund
     (File Nos. 33-849 and 811-4431)
     Pilgrim Equity Trust
     (File Nos. 33-56881 and 811-8817)
     Pilgrim Mutual Funds
     (File Nos. 33-56094 and 811-7428)
     Pilgrim Mayflower Trust
     (File Nos. 33-67852 and 811-7978)


Dear Sir or Madam:

On behalf of each of the above-captioned registrants (each a "Registrant" and collectively the "Funds"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), that (i) the form of the A, B, C, M & T Prospectus, form of Q Prospectus and form of I Prospectus that the Funds would have filed pursuant to Rule 497(c) would not have differed from those filed on April 28, 2000 as part of the Registrants' most recent registration statements, and (ii) the text of the most recent registration statements was filed electronically on April 28, 2000. The definitive form of the Funds' Statement of Additional Information is being filed separately pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3384 or Kathryn A. McElroy at (202) 261-3312.

                                             Very truly yours,

                                             /s/ Karen L. Anderberg

                                             Karen L. Anderberg